Long-term debt - Disclosure of detailed information of long-term debt, activity (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance - January 1	$ 352,769	$ 464,308
Increase in revolving credit facility	19,772	0
Decrease in revolving credit facility	(30,000)	(123,475)
Amortization of transaction costs	2,134	2,036
Accretion expense	4,657	4,456
Foreign exchange revaluation impact	(290)	5,444
Balance - December 31	$ 349,042	$ 352,769